Other Long-Term Assets	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Other Long-Term Assets	Other Long-Term Assets

	2022	2021
Prepaid cost of service toll	$199	$157
Long-term inventory	137	126
Risk management (note 19)	9	140
Long-term contracts, prepayments and other (1)	269	177
	614	600
Less: current portion	61	35
	$553	$565
(1)Includes physical product sales contracts assumed in the acquisition of Painted Pony in the fourth quarter of 2020, accrued interest on the deferred PRT recovery, and the unamortized portion of the Company's share bonus program.
INVESTMENT IN NORTH WEST REDWATER PARTNERSHIP
The Company has a 50% equity investment in North West Redwater Partnership ("NWRP"). NWRP operates a 50,000 barrels per day bitumen upgrader and refinery that processes approximately 12,500 barrels per day (25% toll payer) of bitumen feedstock for the Company and 37,500 barrels per day (75% toll payer) of bitumen feedstock for the Alberta Petroleum Marketing Commission ("APMC"), an agent of the Government of Alberta. The Company is unconditionally obligated to pay its 25% pro rata share of the debt component of the monthly fee-for-service toll over the 40-year tolling period until 2058 (note 20). Sales of diesel and refined products and associated refining tolls are recognized in the Midstream and Refining segment (note 22).
On June 30, 2021, the equity partners together with the toll payers, agreed to optimize the structure of NWRP to better align the commercial interests of the equity partners and the toll payers (the "Optimization Transaction"). As a result, North West Refining Inc. transferred its entire 50% partnership interest in NWRP to APMC. The Company's 50% equity interest remained unchanged.
Under the Optimization Transaction, the original term of the processing agreements was extended by 10 years from 2048 to 2058. NWRP retired higher cost subordinated debt, which carried interest rates of prime plus 6%, with lower cost senior secured bonds at an average rate of approximately 2.55%, reducing interest costs to NWRP and associated tolls to the toll payers. As such, NWRP repaid the Company's and APMC's subordinated debt advances of $555 million each. In addition, the Company received a $400 million distribution from NWRP during 2021.
To facilitate the Optimization Transaction, NWRP issued $500 million of 1.20% series L senior secured bonds due December 2023, $500 million of 2.00% series M senior secured bonds due December 2026, $1,000 million of 2.80% series N senior secured bonds due June 2031, and $600 million of 3.75% series O senior secured bonds due June 2051.
During 2022, NWRP extended and increased its $3,000 million syndicated credit facility to $3,175 million. The revolving portion of the credit facility was increased to $2,175 million, with $118 million maturing in June 2023, and $2,057 million maturing in June 2025. The $1,000 million non-revolving portion of the credit facility was extended, with $60 million maturing in June 2023, and $940 million maturing in June 2025. During 2022, NWRP also entered into a $150 million facility to support letters of credit. As at December 31, 2022, NWRP had borrowings of $2,318 million under the syndicated credit facility (December 31, 2021 – $1,981 million).
The assets, liabilities, partners’ equity, product sales and equity income (loss) related to NWRP at December 31, 2022 and 2021 were comprised as follows:

	2022	2021
Current assets	$257	$280
Non-current assets	$10,729	$10,806
Current liabilities	$849	$798
Non-current liabilities	$11,239	$11,412
Partners’ equity (1)	$(1,102)	$(1,124)
Partners’ equity (1) at Company's 50% interest	$(551)	$(562)
Revenue (2)	$1,267	$1,168
Net income (loss) (3)	$22	$(18)
(1)In 2021, NWRP paid partnership distributions at 100% interest of $800 million.
(2)Included in NWRP's revenue for 2022 is $317 million (2021 – $294 million) related to the Company's 25% share of the refining toll.
(3)Included in the net income (loss) for 2022 is the impact of depreciation and amortization expense of $245 million (2021 – $278 million) and interest and other financing expense of $422 million (2021 – $412 million).
The carrying value of the Company’s interest in NWRP is $nil, and as at December 31, 2022, the cumulative unrecognized share of the equity loss and partnership distributions from NWRP was $551 million (2021 – $562 million). The Company's recovery of the unrecognized share of the equity loss from NWRP for 2022 was $11 million (2021 – unrecognized equity loss of $9 million and partnership distributions were $400 million; 2020 – unrecognized equity loss of $94 million).